UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/02

Check here if Amendment [ ];                Amendment Number:  ___
This Amendment (Check only one.):           [ ]is a restatement.
                                            [ ]adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:     Hudson United Bank
_________________________________________________________________
Address:  55 Madison Avenue
          Morristown, New Jersey  07960
__________________________________________________________________
          _____________________________________________________________________
          _____________________________________________________________________

Form 13F File Number: 28-______________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Timothy  H.  Finaly
Title:  AVP/Senior  Portfolio  Officer
Phone:  (973) 889-3796

Signature, Place, and Date of Signing:

/s/ Timothy H. Finaly            Morristown, New Jersey            7/09/03
[Signature]                         [City,  State]                  [Date]

Report Type (Check only one.):

     [ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

     [ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other managers Reporting for this Manager:

Reliance Trust Co., 3300 NE Expressway, Bldg #1, Suite 200
Atlanta, GA 30341  (800) 845-4040

Form 13F File Number        Name

28-_______________          _____________________________________

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        _____________________________________

Form 13F Information Table Entry Total:   _____________________________________

Form 13F Information Table Value Total:  $_____________________________________
                                         (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.         Form 13F File Number             Name

     ______      28-_________________             ___________________________
     [Repeat as necessary.]


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